Quarterly Holdings Report
for
Fidelity® Education Fund
November 30, 2025
EDI-NPRT1-0126
1.9901561.104
Asset-Backed Securities - 10.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 10.0%
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	249,956	251,537
American Express Credit Account Master Trust Series 2024-1 Class A, 5.23% 4/15/2029	1,700,000	1,732,616
Bank of America Credit Card Master Trust Series 2025-A1 Class A, 4.31% 5/15/2030	2,860,000	2,895,344
BMW Vehicle Lease Trust Series 2025-1 Class A3, 4.43% 6/26/2028	1,495,000	1,505,921
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (b)	113,279	114,118
Capital One Prime Auto Receivables Trust 2023-2 Series 2023-2 Class A3, 5.82% 6/15/2028	1,211,011	1,225,103
Capital One Prime Auto Receivables Trust Series 2024-1 Class A3, 4.62% 7/16/2029	1,280,000	1,290,724
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	253,990	257,041
CarMax Auto Owner Trust Series 2024-1 Class A3, 4.92% 10/16/2028	718,618	723,516
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	232,000	234,785
Carvana Auto Receivables Trust 2025-P2 Series 2025-P2 Class A3, 4.55% 8/12/2030	1,070,000	1,077,267
Carvana Auto Receivables Trust Series 2025-P3 Class A3, 4.04% 11/11/2030	1,660,000	1,659,653
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (b)	263,144	265,506
Chase Auto Owner Trust Series 2024-3A Class A3, 5.22% 7/25/2029 (b)	1,277,000	1,291,826
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	2,135,000	2,208,983
Chase Issuance Trust Series 2024-A1 Class A, 4.6% 1/15/2029 (c)	1,892,000	1,908,166
Chase Issuance Trust Series 2025-A1 Class A, 4.16% 7/15/2030	1,797,000	1,815,723
Citibank Credit Card Issuance Trust Series 2025-A1 Class A, 4.3% 6/21/2030	3,410,000	3,452,758
Citizens Auto Receivables Trust Series 2024-1 Class A3, 5.11% 4/17/2028 (b)	614,059	617,197
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	334,780	337,069
Citizens Auto Receivables Trust Series 2024-2 Class A4, 5.26% 4/15/2031 (b)	2,500,000	2,544,647
Daimler Trucks Retail Trust Series 2024-1 Class A3, 5.49% 12/15/2027	854,757	861,821
Dell Equipment Finance Trust Series 2023-2 Class A3, 5.65% 1/22/2029 (b)	163,849	164,314
Dell Equipment Finance Trust Series 2023-3 Class A3, 5.93% 4/23/2029 (b)	398,810	401,101
Dell Equipment Finance Trust Series 2024-1 Class A3, 5.39% 3/22/2030 (b)	497,387	500,824
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	122,384	123,677
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	105,000	107,220
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	635,000	640,617
Ford Credit Auto Owner Trust Series 2023-B Class A3, 5.23% 5/15/2028	695,458	699,892
Ford Credit Auto Owner Trust Series 2024-D Class A3, 4.61% 8/15/2029	710,000	717,770
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	1,637,000	1,664,868
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	1,145,000	1,161,238
GM Financial Consumer Automobile Receivables Trust Series 2023-4 Class A3, 5.78% 8/16/2028	1,000,519	1,010,097
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	309,000	313,293
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (b)	395,000	400,568
Huntington Auto Trust Series 2024-1A Class A3, 5.23% 1/16/2029 (b)	1,780,276	1,797,032
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	180,358	181,667
Hyundai Auto Receivables Trust Series 2025-B Class A3, 4.36% 12/17/2029	2,020,000	2,038,426
Mercedes-Benz Auto Lease Trust Series 2024-A Class A3, 5.32% 1/18/2028	370,000	373,674
Mercedes-Benz Auto Lease Trust Series 2025-A Class A3, 4.61% 4/16/2029	1,375,000	1,392,131
Nissan Auto Receivables Owner Trust Series 2023-B Class A3, 5.93% 3/15/2028	582,109	586,420
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	589,000	596,251
Porsche Finl Auto Securitization Tr 2023-2 Series 2023-2A Class A3, 5.79% 1/22/2029 (b)	337,897	340,601
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (b)	292,051	293,654
SFS Auto Receivables Securitization Trust Series 2024-1A Class A3, 4.95% 5/21/2029 (b)	458,740	461,091
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (b)	184,964	186,812
T-Mobile US Trust Series 2025-2A Class A, 4.34% 4/22/2030 (b)	1,640,000	1,653,158
Tesla Electric Vehicle Trust Series 2023-1 Class A3, 5.38% 6/20/2028 (b)	790,187	796,009
Tesla Series 2024-A Class A3, 5.3% 6/21/2027 (b)	443,158	444,609
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A, 3.82% 4/25/2035 (b)	2,500,000	2,492,295
Usaa Auto Owner Trust 2023-A Series 2023-A Class A3, 5.58% 5/15/2028 (b)	348,275	350,490
USB Auto Owner Trust 2025-1 Series 2025-1A Class A3, 4.49% 6/17/2030 (b)	520,000	524,335
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	1,806,000	1,817,037
Verizon Master Trust Series 2024-8 Class A1A, 4.62% 11/20/2030	1,700,000	1,724,110
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	4,067,813	4,113,727
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	533,642	536,178
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A3, 4.63% 7/20/2029	1,720,000	1,740,029
Volvo Financial Equipment LLC Series 2024-1A Class A3, 4.29% 10/16/2028 (b)	136,000	136,462
Wells Fargo Card Issuance Trust Series 2025-A1 Class A, 4.34% 5/15/2030	1,965,000	1,991,157
Wheels Fleet Lease Funding 1 LLC Series 2025-2A Class A1, 4.41% 5/18/2040 (b)	2,150,000	2,165,453
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (b)	1,265,000	1,263,743
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A3, 5.79% 2/15/2029	898,957	908,260
World Omni Auto Receivables Tr Series 2024-A Class A3, 4.86% 3/15/2029	1,759,935	1,769,319
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	116,982	117,602
World Omni Auto Receivables Trust Series 2024-B Class A3, 5.27% 9/17/2029	863,000	870,880
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	753,000	758,298
TOTAL UNITED STATES		70,597,710
TOTAL ASSET-BACKED SECURITIES (Cost $69,815,258)		70,597,710

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
Fannie Mae Series 2022-28 Class A, 2.5% 2/25/2052	308,780	295,418
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class HP, 4.5% 12/25/2042	1,723,729	1,734,738
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5236 Class P, 5% 4/25/2048	1,193,314	1,204,343
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5266 Class CD, 4.5% 10/25/2044	235,135	235,177
TOTAL UNITED STATES		3,469,676
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,397,052)		3,469,676

Commercial Mortgage Securities - 2.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 2.0%
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	1,326,594	1,317,845
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	100,000	99,814
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	20,287	20,249
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	148,492	147,510
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 4.7094% 10/15/2026 (b)(c)(d)	71,623	71,445
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	190,405	188,936
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (b)(c)	421,000	428,422
DBGS Mortgage Trust Series 2018-C1 Class ASB, 4.302% 10/15/2051	2,032,259	2,035,200
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (b)	309,000	310,366
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K544 Class A2, 4.266% 7/25/2030 (c)	2,080,000	2,106,274
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K545 Class A2, 4.29% 7/25/2030	1,566,000	1,587,347
GS Mortgage Securities Trust Series 2016-GS2 Class AAB, 2.922% 5/10/2049	24	24
GS Mortgage Securities Trust Series 2017-GS7 Class AAB, 3.203% 8/10/2050	798,721	793,122
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (b)(c)	271,000	273,223
JPMCC Commercial Mortgage Securities Trust Series 2019-COR4 Class ASB, 3.9381% 3/10/2052	587,939	586,817
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	445,000	428,951
Morgan Stanley Cap I Tr 2020-L4 Series 2020-L4 Class ASB, 2.624% 2/15/2053	1,362,229	1,326,407
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	167,768	167,612
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	575,000	575,000
Wells Fargo Commercial Mortgage Trust Series 2019-C50 Class ASB, 3.635% 5/15/2052	707,465	700,574
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	1,402,292	1,365,798
TOTAL UNITED STATES		14,530,936
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $14,160,901)		14,530,936

Non-Convertible Corporate Bonds - 30.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Glencore Funding LLC 4.907% 4/1/2028 (b)	449,000	457,194
CANADA - 1.4%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	19,000	18,749
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 4.148% 9/29/2028 (b)	1,426,000	1,430,146
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 5% 12/15/2029	538,000	550,996
Enbridge Inc 4.2% 11/20/2028	969,000	971,439
Enbridge Inc 4.6% 6/20/2028	261,000	263,882
Enbridge Inc 5.25% 4/5/2027	848,000	859,269
Enbridge Inc 5.3% 4/5/2029	708,000	730,827
		3,376,413
Financials - 0.6%
Banks - 0.6%
Canadian Imperial Bank of Commerce 3.45% 4/7/2027	1,150,000	1,143,077
National Bank of Canada 4.5% 10/10/2029	1,225,000	1,241,159
Toronto Dominion Bank 4.783% 12/17/2029	1,526,000	1,563,980
		3,948,216
Industrials - 0.2%
Ground Transportation - 0.2%
Canadian Pacific Railway Co 1.75% 12/2/2026	1,517,000	1,483,719
TOTAL CANADA		10,257,243
FRANCE - 0.2%
Financials - 0.2%
Banks - 0.2%
Societe Generale SA 2.797% 1/19/2028 (b)(c)	950,000	933,306
Societe Generale SA 5.5% 4/13/2029 (b)(c)	463,000	474,191

TOTAL FRANCE		1,407,497
GERMANY - 1.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Mercedes-Benz Finance North America LLC 4.8% 8/1/2029 (b)	1,800,000	1,838,451
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	200,000	200,021
Volkswagen Group of America Finance LLC 4.95% 8/15/2029 (b)	920,000	931,288
		2,969,760
Financials - 0.8%
Capital Markets - 0.8%
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	3,300,000	3,239,385
Deutsche Bank AG/New York NY 4.95% 8/4/2031 (c)	1,780,000	1,805,810
		5,045,195
Industrials - 0.2%
Machinery - 0.2%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	500,000	489,952
Daimler Truck Finance North America LLC 4.95% 1/13/2028 (b)	605,000	614,016
Daimler Truck Finance North America LLC 5.125% 9/25/2027 (b)	578,000	587,144
		1,691,112
TOTAL GERMANY		9,706,067
IRELAND - 0.4%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	2,500,000	2,547,923
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (b)	268,000	275,529
TOTAL IRELAND		2,823,452
ITALY - 0.1%
Utilities - 0.1%
Electric Utilities - 0.1%
Enel Finance International NV 4.125% 9/30/2028 (b)	558,000	558,404
JAPAN - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (b)	200,000	201,508
NTT Finance Corp 4.62% 7/16/2028 (b)	200,000	202,790
		404,298
Consumer Staples - 0.1%
Tobacco - 0.1%
Japan Tobacco Inc 4.85% 5/15/2028 (b)	934,000	951,734
Financials - 0.2%
Banks - 0.2%
Mizuho Financial Group Inc 4.711% 7/8/2031 (c)	1,421,000	1,442,200
TOTAL JAPAN		2,798,232
NETHERLANDS - 0.6%
Financials - 0.6%
Banks - 0.6%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	3,050,000	2,983,038
ING Groep NV 5.335% 3/19/2030 (c)	1,031,000	1,067,752
		4,050,790
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP BV / NXP Funding LLC / NXP USA Inc 4.3% 8/19/2028	473,000	474,379
TOTAL NETHERLANDS		4,525,169
NORWAY - 0.6%
Financials - 0.6%
Banks - 0.6%
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	2,250,000	2,179,979
DNB Bank ASA 4.384% 11/4/2031 (b)(c)	2,100,000	2,097,700

TOTAL NORWAY		4,277,679
SWITZERLAND - 0.4%
Financials - 0.4%
Capital Markets - 0.4%
UBS Group AG 3.091% 5/14/2032 (b)(c)	250,000	233,046
UBS Group AG 4.703% 8/5/2027 (b)(c)	2,500,000	2,507,926

TOTAL SWITZERLAND		2,740,972
UNITED KINGDOM - 2.6%
Consumer Staples - 0.2%
Tobacco - 0.2%
BAT Capital Corp 4.7% 4/2/2027	801,000	805,822
Imperial Brands Finance PLC 4.5% 6/30/2028 (b)	679,000	685,411
		1,491,233
Financials - 2.3%
Banks - 2.3%
Barclays PLC 2.279% 11/24/2027 (c)	1,300,000	1,275,759
Barclays PLC 5.367% 2/25/2031 (c)	1,794,000	1,858,729
HSBC Holdings PLC 4.899% 3/3/2029 (c)	1,431,000	1,452,519
HSBC Holdings PLC 5.21% 8/11/2028 (c)	2,827,000	2,872,483
HSBC Holdings PLC 5.597% 5/17/2028 (c)	2,100,000	2,141,600
Lloyds Banking Group PLC 4.818% 6/13/2029 (c)	2,171,000	2,205,759
Lloyds Banking Group PLC 5.087% 11/26/2028 (c)	414,000	421,455
NatWest Group PLC 5.115% 5/23/2031 (c)	2,140,000	2,202,887
NatWest Markets PLC 5.416% 5/17/2027 (b)	1,800,000	1,836,237
		16,267,428
Industrials - 0.1%
Aerospace & Defense - 0.1%
BAE Systems PLC 5.125% 3/26/2029 (b)	546,000	563,473
TOTAL UNITED KINGDOM		18,322,134
UNITED STATES - 22.4%
Communication Services - 1.3%
Diversified Telecommunication Services - 0.9%
AT&T Inc 1.65% 2/1/2028	2,750,000	2,615,243
AT&T Inc 4.25% 3/1/2027	400,000	400,781
AT&T Inc 4.3% 2/15/2030	250,000	251,397
AT&T Inc 4.7% 8/15/2030	922,000	940,015
Verizon Communications Inc 2.1% 3/22/2028	500,000	479,437
Verizon Communications Inc 2.355% 3/15/2032	2,000,000	1,767,674
Verizon Communications Inc 3% 3/22/2027	78,000	77,719
		6,532,266
Interactive Media & Services - 0.3%
Meta Platforms Inc 4.2% 11/15/2030	980,000	986,812
Meta Platforms Inc 4.6% 11/15/2032	1,060,000	1,075,846
		2,062,658
Media - 0.1%
Comcast Corp 2.35% 1/15/2027	500,000	491,177
TOTAL COMMUNICATION SERVICES		9,086,101

Consumer Discretionary - 0.8%
Automobiles - 0.8%
General Motors Financial Co Inc 1.25% 1/8/2026	500,000	498,399
General Motors Financial Co Inc 2.35% 2/26/2027	3,000,000	2,933,843
General Motors Financial Co Inc 4.2% 10/27/2028	788,000	788,474
Hyundai Capital America 4.3% 9/24/2027 (b)	1,700,000	1,702,964
		5,923,680
Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.6%
Dollar General Corp 4.625% 11/1/2027	2,406,000	2,424,916
Mars Inc 4.6% 3/1/2028 (b)	1,422,000	1,440,339
Mars Inc 4.8% 3/1/2030 (b)	467,000	478,386
		4,343,641
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
MPLX LP 4% 3/15/2028	760,000	757,848
ONEOK Inc 4.25% 9/24/2027	173,000	173,407
ONEOK Inc 4.4% 10/15/2029	180,000	180,561
Targa Resources Corp 4.35% 1/15/2029	177,000	177,595
Williams Cos Inc/The 4.625% 6/30/2030	410,000	414,680
Williams Cos Inc/The 4.8% 11/15/2029	914,000	932,097
		2,636,188
Financials - 14.7%
Banks - 5.9%
Bank of America Corp 2.551% 2/4/2028 (c)	850,000	834,926
Bank of America Corp 2.651% 3/11/2032 (c)	2,750,000	2,534,803
Bank of America Corp 4.271% 7/23/2029 (c)	1,000,000	1,006,265
Bank of America Corp 4.948% 7/22/2028 (c)	3,750,000	3,802,746
Citibank NA 4.576% 5/29/2027	2,140,000	2,160,467
Citigroup Inc 3.07% 2/24/2028 (c)	3,000,000	2,962,002
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	2,261,000	2,272,276
JPMorgan Chase & Co 2.58% 4/22/2032 (c)	3,000,000	2,755,027
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	3,318,000	3,273,024
JPMorgan Chase & Co 3.54% 5/1/2028 (c)	350,000	347,679
JPMorgan Chase & Co 4.851% 7/25/2028 (c)	3,750,000	3,799,800
JPMorgan Chase & Co 5.571% 4/22/2028 (c)	1,160,000	1,183,137
Morgan Stanley Bank NA 5.016% 1/12/2029 (c)	1,020,000	1,039,276
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	2,110,000	2,121,540
PNC Financial Services Group Inc/The 5.354% 12/2/2028 (c)	1,020,000	1,045,263
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	773,000	757,241
Santander Holdings USA Inc 6.124% 5/31/2027 (c)	590,000	594,709
Truist Financial Corp 5.071% 5/20/2031 (c)	1,689,000	1,738,341
Wells Fargo & Co 3.526% 3/24/2028 (c)	3,288,000	3,264,144
Wells Fargo & Co 4.808% 7/25/2028 (c)	1,250,000	1,263,460
Wells Fargo & Co 4.97% 4/23/2029 (c)	1,656,000	1,688,486
Wells Fargo & Co 5.244% 1/24/2031 (c)	937,000	973,629
		41,418,241
Capital Markets - 5.1%
Ares Strategic Income Fund 4.85% 1/15/2029 (b)	1,410,000	1,392,028
Athene Global Funding 4.721% 10/8/2029 (b)	1,400,000	1,400,387
Athene Global Funding 5.38% 1/7/2030 (b)	2,000,000	2,043,787
Athene Global Funding 5.516% 3/25/2027 (b)	2,000,000	2,028,881
Athene Global Funding 5.583% 1/9/2029 (b)	505,000	519,311
Bank of New York Mellon 4.729% 4/20/2029 (c)	659,000	670,682
Equitable America Global Funding 4.65% 6/9/2028 (b)	826,000	835,023
Equitable America Global Funding 4.95% 6/9/2030 (b)	1,118,000	1,140,988
GA Global Funding Trust 5.4% 1/13/2030 (b)	1,173,000	1,206,115
Goldman Sachs Group Inc/The 2.64% 2/24/2028 (c)	2,563,000	2,516,948
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	2,500,000	2,516,301
Goldman Sachs Group Inc/The 4.937% 4/23/2028 (c)	2,000,000	2,021,935
HPS Corporate Lending Fund 4.9% 9/11/2028 (b)	644,000	639,321
HPS Corporate Lending Fund 5.3% 6/5/2027 (b)	897,000	901,546
Intercontinental Exchange Inc 3.75% 9/21/2028	125,000	124,314
Intercontinental Exchange Inc 4% 9/15/2027	1,981,000	1,983,806
Intercontinental Exchange Inc 4.35% 6/15/2029	2,500,000	2,526,237
Morgan Stanley 2.239% 7/21/2032 (c)	2,750,000	2,452,646
Morgan Stanley 3.591% 7/22/2028 (c)	1,050,000	1,040,298
Morgan Stanley 4.994% 4/12/2029 (c)	1,225,000	1,249,450
Morgan Stanley 5.042% 7/19/2030 (c)	1,800,000	1,850,391
Morgan Stanley 5.23% 1/15/2031 (c)	1,311,000	1,355,997
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	1,469,000	1,492,186
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	1,232,000	1,268,923
State Street Corp 4.53% 2/20/2029 (c)	1,015,000	1,026,942
		36,204,443
Consumer Finance - 0.1%
American Express Co 5.085% 1/30/2031 (c)	450,000	465,362
Toyota Motor Credit Corp 4.55% 8/9/2029	240,000	244,492
		709,854
Financial Services - 0.8%
Corebridge Financial Inc 3.65% 4/5/2027	2,762,000	2,740,685
Corebridge Global Funding 4.85% 6/6/2030 (b)	2,150,000	2,185,413
Corebridge Global Funding 4.9% 1/7/2028 (b)	820,000	832,887
		5,758,985
Insurance - 2.8%
Arthur J Gallagher & Co 4.6% 12/15/2027	1,120,000	1,130,836
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	700,000	669,370
Equitable Financial Life Global Funding 4.6% 4/1/2027 (b)	1,220,000	1,227,127
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	886,000	908,211
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	1,897,000	1,909,260
Jackson National Life Global Funding 4.7% 6/5/2028 (b)	1,864,000	1,882,252
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	1,004,000	1,041,235
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	586,000	598,229
MassMutual Global Funding II 4.85% 1/17/2029 (b)	2,100,000	2,145,397
MassMutual Global Funding II 5.1% 4/9/2027 (b)	1,834,000	1,860,869
Metropolitan Tower Global Funding 4% 10/1/2027 (b)	606,000	606,645
Pricoa Global Funding I 4.7% 5/28/2030 (b)	2,140,000	2,180,239
RGA Global Funding 4.35% 8/25/2028 (b)	2,100,000	2,108,052
RGA Global Funding 5.448% 5/24/2029 (b)	1,055,000	1,093,990
Western-Southern Global Funding 4.9% 5/1/2030 (b)	203,000	208,844
		19,570,556
TOTAL FINANCIALS		103,662,079

Health Care - 0.4%
Biotechnology - 0.0%
Amgen Inc 5.15% 3/2/2028	378,000	386,903
Health Care Providers & Services - 0.4%
CVS Health Corp 4.3% 3/25/2028	110,000	110,305
Humana Inc 3.7% 3/23/2029	2,500,000	2,453,699
		2,564,004
TOTAL HEALTH CARE		2,950,907

Industrials - 1.2%
Aerospace & Defense - 0.1%
Boeing Co 5.04% 5/1/2027	500,000	504,915
Boeing Co 6.259% 5/1/2027	150,000	154,099
RTX Corp 5.75% 1/15/2029	366,000	384,120
		1,043,134
Ground Transportation - 0.0%
Uber Technologies Inc 4.15% 1/15/2031	332,000	330,546
Machinery - 0.7%
Ingersoll Rand Inc 5.176% 6/15/2029	2,100,000	2,177,040
Ingersoll Rand Inc 5.197% 6/15/2027	2,100,000	2,132,693
Parker-Hannifin Corp 4.25% 9/15/2027	217,000	218,470
		4,528,203
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	61,000	62,688
Trading Companies & Distributors - 0.4%
Air Lease Corp 2.2% 1/15/2027	2,530,000	2,471,800
TOTAL INDUSTRIALS		8,436,371

Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2029	430,000	443,213
Dell International LLC / EMC Corp 5% 4/1/2030	728,000	746,194
		1,189,407
Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Inc 4.15% 2/15/2028	1,488,000	1,495,189
Broadcom Inc 5.05% 7/12/2029	1,365,000	1,410,483
		2,905,672
Software - 0.2%
Roper Technologies Inc 1.75% 2/15/2031	750,000	657,780
Roper Technologies Inc 4.45% 9/15/2030	317,000	318,770
Roper Technologies Inc 4.5% 10/15/2029	603,000	609,428
		1,585,978
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.4% 9/25/2027	821,000	824,609
TOTAL INFORMATION TECHNOLOGY		6,505,666

Materials - 0.0%
Chemicals - 0.0%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	271,000	275,349
Real Estate - 0.3%
Retail REITs - 0.3%
Simon Property Group LP 4.375% 10/1/2030	2,110,000	2,126,967
Utilities - 1.8%
Electric Utilities - 1.5%
Alabama Power Co 3.05% 3/15/2032	2,526,000	2,349,729
Duke Energy Carolinas LLC 4.85% 3/15/2030	824,000	849,742
Duke Energy Corp 4.3% 3/15/2028	1,341,000	1,347,662
Duke Energy Florida LLC 4.2% 12/1/2030	800,000	801,668
Exelon Corp 2.75% 3/15/2027	1,006,000	988,130
Exelon Corp 5.15% 3/15/2029	381,000	392,344
Georgia Power Co 4.65% 5/16/2028	948,000	963,063
Jersey Central Power & Light Co 4.4% 1/15/2031 (b)	851,000	848,889
Pinnacle West Capital Corp 4.9% 5/15/2028	332,000	337,700
Pinnacle West Capital Corp 5.15% 5/15/2030	355,000	366,993
Southern Co/The 5.5% 3/15/2029	900,000	935,509
Virginia Electric and Power Co 2.4% 3/30/2032	500,000	445,727
		10,627,156
Multi-Utilities - 0.3%
DTE Energy Co 4.95% 7/1/2027	574,000	580,994
DTE Energy Co 5.2% 4/1/2030	1,072,000	1,108,629
Public Service Enterprise Group Inc 4.9% 3/15/2030	499,000	511,131
		2,200,754
TOTAL UTILITIES		12,827,910

TOTAL UNITED STATES		158,774,859
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $212,777,058)		216,648,902

U.S. Government Agency - Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.1%
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2032	1,421,333	1,348,308
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	74,966	73,610
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2032	840,339	803,704
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2028	67,916	67,133
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2029	200,849	197,750
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2031	246,037	238,553
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	23,240	22,811
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	63,449	62,145
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	40,082	39,433
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	294,632	288,095
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2033	51,831	50,612
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	15,972	15,684
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2035	1,070,183	1,032,874
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	46,506	45,700
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2032	424,511	414,713
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2035	100,869	98,794
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2030	99,592	98,868
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2028	2,507	2,489
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2033	199,647	197,890
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2029	103,964	103,240
Freddie Mac Gold Pool 2.5% 1/1/2028	59,299	58,642
Freddie Mac Gold Pool 2.5% 3/1/2032	1,294,012	1,251,742
Freddie Mac Gold Pool 3% 10/1/2035	68,919	66,443
Freddie Mac Gold Pool 3% 12/1/2030	12,290	12,060
Freddie Mac Gold Pool 3% 12/1/2032	856,495	836,853
Freddie Mac Gold Pool 3% 2/1/2033	11,180	10,978
Freddie Mac Gold Pool 3% 3/1/2033	40,871	39,891
Freddie Mac Gold Pool 3% 7/1/2032	292,345	285,891
TOTAL UNITED STATES		7,764,906
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $7,708,931)		7,764,906

U.S. Treasury Obligations - 54.7%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Notes 3.5% 10/31/2027	3.58	29,791,000	29,784,018
US Treasury Notes 3.5% 9/30/2029	3.94 to 4.31	23,255,100	23,212,405
US Treasury Notes 3.625% 8/31/2027	3.61	16,010,900	16,036,542
US Treasury Notes 3.875% 11/30/2027	3.78 to 4.01	15,500,000	15,608,984
US Treasury Notes 4% 1/31/2029	3.89	7,781,900	7,893,765
US Treasury Notes 4% 2/15/2034	3.88 to 4.39	11,372,100	11,461,833
US Treasury Notes 4% 2/29/2028	3.81 to 4.16	13,182,500	13,324,624
US Treasury Notes 4% 3/31/2030	3.72 to 4.06	24,909,100	25,327,495
US Treasury Notes 4.125% 3/31/2029	3.74 to 4.52	50,769,500	51,719,445
US Treasury Notes 4.25% 2/28/2029	3.65 to 4.31	88,381,000	90,345,406
US Treasury Notes 4.25% 8/15/2035	4.10	7,542,000	7,688,126
US Treasury Notes 4.5% 4/15/2027	3.69 to 4.44	5,660,600	5,729,810
US Treasury Notes 4.625% 4/30/2029	4.38 to 4.72	24,600,100	25,463,025
US Treasury Notes 4.625% 4/30/2031	3.64 to 4.64	61,510,900	64,442,279
TOTAL U.S. TREASURY OBLIGATIONS (Cost $382,519,861)			388,037,757

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $5,482,914)	4.02	5,481,818	5,482,914

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $695,861,975)	706,532,801
NET OTHER ASSETS (LIABILITIES) - 0.3%	2,340,526
NET ASSETS - 100.0%	708,873,327

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $89,816,359 or 12.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	24,241,448	50,749,411	69,507,682	72,704	(263)	-	5,482,914	5,481,818	0.0%
Total	24,241,448	50,749,411	69,507,682	72,704	(263)	-	5,482,914

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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